Shareholder Report, Holdings (Details)	Oct. 31, 2025
PGIM Quant Solutions Large-Cap Core Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class A | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Quant Solutions Large-Cap Core Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class C | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Quant Solutions Large-Cap Core Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Quant Solutions Large-Cap Core Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Real Estate Income Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
PGIM Real Estate Income Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Real Estate Income Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Real Estate Income Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Real Estate Income Fund - Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Real Estate Income Fund - Class A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Estate Income Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Estate Income Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Real Estate Income Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Real Estate Income Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Real Estate Income Fund - Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Real Estate Income Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
PGIM Real Estate Income Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
PGIM Real Estate Income Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
PGIM Real Estate Income Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Real Estate Income Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Real Estate Income Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Real Estate Income Fund - Class C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Real Estate Income Fund - Class C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Estate Income Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Estate Income Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Real Estate Income Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Real Estate Income Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Real Estate Income Fund - Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Real Estate Income Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
PGIM Real Estate Income Fund - Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
PGIM Real Estate Income Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
PGIM Real Estate Income Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Real Estate Income Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Real Estate Income Fund - Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Real Estate Income Fund - Class Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Real Estate Income Fund - Class Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Estate Income Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Estate Income Fund - Class Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Real Estate Income Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Real Estate Income Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Real Estate Income Fund - Class Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Real Estate Income Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
PGIM Real Estate Income Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
PGIM Real Estate Income Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
PGIM Real Estate Income Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Real Estate Income Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Real Estate Income Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Real Estate Income Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Real Estate Income Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Estate Income Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Estate Income Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Real Estate Income Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Real Estate Income Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Real Estate Income Fund - Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Real Estate Income Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
PGIM Real Estate Income Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
PGIM Select Real Estate Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Select Real Estate Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM Select Real Estate Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Select Real Estate Fund - Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Select Real Estate Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Select Real Estate Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Select Real Estate Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Select Real Estate Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund - Class A | United States (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
PGIM Select Real Estate Fund - Class A | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
PGIM Select Real Estate Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
PGIM Select Real Estate Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Select Real Estate Fund - Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM Select Real Estate Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Select Real Estate Fund - Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Select Real Estate Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Select Real Estate Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Select Real Estate Fund - Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Select Real Estate Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class C | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund - Class C | United States (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
PGIM Select Real Estate Fund - Class C | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
PGIM Select Real Estate Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
PGIM Select Real Estate Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Select Real Estate Fund - Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM Select Real Estate Fund - Class Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Select Real Estate Fund - Class Z | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Select Real Estate Fund - Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Select Real Estate Fund - Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Select Real Estate Fund - Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Select Real Estate Fund - Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class Z | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund - Class Z | United States (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
PGIM Select Real Estate Fund - Class Z | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
PGIM Select Real Estate Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
PGIM Select Real Estate Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Select Real Estate Fund - Class R6 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM Select Real Estate Fund - Class R6 | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Select Real Estate Fund - Class R6 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Select Real Estate Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Select Real Estate Fund - Class R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Select Real Estate Fund - Class R6 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Select Real Estate Fund - Class R6 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class R6 | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class R6 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund - Class R6 | United States (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
PGIM Select Real Estate Fund - Class R6 | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
PGIM Select Real Estate Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
PGIM Absolute Return Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Absolute Return Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM Absolute Return Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
PGIM Absolute Return Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM Absolute Return Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Absolute Return Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM Absolute Return Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM Absolute Return Bond Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Absolute Return Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM Absolute Return Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Absolute Return Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Absolute Return Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM Absolute Return Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
PGIM Absolute Return Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM Absolute Return Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Absolute Return Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM Absolute Return Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM Absolute Return Bond Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Absolute Return Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM Absolute Return Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Absolute Return Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Absolute Return Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM Absolute Return Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
PGIM Absolute Return Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM Absolute Return Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Absolute Return Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM Absolute Return Bond Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM Absolute Return Bond Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Absolute Return Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM Absolute Return Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%